NOTE 20 EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Number of options outstanding	9,834,428
Number of options exercisable	9,084,428
Exercise price	$ 0.10
Weighted average exercise price	$ 0.10
Weighted average life of options (years)	2.68
Number of options outstanding	2,316,667
Number of options exercisable	2,316,667
Options outstanding, beginning	9,834,428	10,450,000	7,600,000	3,300,000
Number of options exercisable	9,084,428
Share Options One
Statement [Line Items]
Exercise price	$ 0.02
Weighted average exercise price	$ 0.02
Weighted average life of options (years)	2.40
Options outstanding, beginning	900,000
Number of options exercisable	900,000
Share Options Two
Statement [Line Items]
Exercise price	$ 0.26
Weighted average exercise price	$ 0.26
Weighted average life of options (years)	2.80
Options outstanding, beginning	250,000
Number of options exercisable	250,000
Share Options Three
Statement [Line Items]
Exercise price	$ 0.14
Weighted average exercise price	$ 0.14
Weighted average life of options (years)	1.46
Options outstanding, beginning	700,000
Number of options exercisable	700,000
Share Options Four
Statement [Line Items]
Exercise price	$ 0.05
Weighted average exercise price	$ 0.05
Weighted average life of options (years)	2.49
Options outstanding, beginning	2,749,666
Number of options exercisable	2,374,666
Share Options Five
Statement [Line Items]
Exercise price	$ 0.08
Weighted average exercise price	$ 0.08
Weighted average life of options (years)	0.79
Options outstanding, beginning	1,500,000
Number of options exercisable	1,500,000
Share Options Six
Statement [Line Items]
Exercise price	$ 0.06
Weighted average exercise price	$ 0.06
Weighted average life of options (years)	4.54
Options outstanding, beginning	1,150,000
Number of options exercisable	775,000
Share Options Seven
Statement [Line Items]
Exercise price	$ 0.21
Weighted average exercise price	$ 0.21
Weighted average life of options (years)	4.98
Options outstanding, beginning	18,095
Number of options exercisable	18,095
Share Options Eight
Statement [Line Items]
Exercise price	$ 0.12
Weighted average exercise price	$ 0.12
Weighted average life of options (years)	0.23
Options outstanding, beginning	250,000
Number of options exercisable	250,000